Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Summary of estimated useful lives of property, plant and equipment
Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

- Buildings	12 to 40 years
- Plant and machinery	5 to 20 years
- Vehicles and other equipment	4 to 20 years

Summary of estimated useful lives of other non-current assets
Other non-current assets mainly represent intangible assets and long-term prepaid expense, which are amortized on a straight-line basis over the following periods:

Intangible assets - patents	2 to 28 years
Long-term prepaid expense - catalyst	1.5 to 10 years
Long-term prepaid expense - leasehold improvement	3 to 27 years

Previously stated [member]
Summary of Significant Accounting Policies [Line Items]
Summary of estimated useful lives of other non-current assets
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight - line basis, as follows:

Land use rights	20 - 50 years
Buildings	2 - 8 years
Equipment	2 - 3 years
Others	2 - 4 years